Selected Quarterly Data Selected Quarterly Data - Additional Information (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Gain on lawsuit settlements		$ 700,000	$ 500,000	$ 8,400,000	$ 8,300,000				$ 17,200,000	$ 17,900,000
Change in fair value of contingent consideration liabilities	$ (712,000)	$ 200,000	$ (1,892,000)	$ (1,200,000)	$ 1,300,000	$ (200,000)	$ 1,600,000	$ (1,765,000)	$ (1,787,000)	$ (1,643,000)	$ 1,408,000	$ 0